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                                      FLAG
                                   INVESTORS
                                 COMMUNICATIONS
                                      FUND




                               SEMI-ANNUAL REPORT
                                 JUNE 30, 1998

REPORT HIGHLIGHTS
--------------------------------------------------------------------------------

o Within the context of an evolving industry, we continue to concentrate on both established and emerging companies with focused management, strong financial characteristics, and solid market positioning.

o Over 30% of the Fund's assets are invested in companies operating traditional local telephone networks. Telephone companies offer good relative value, generate strong cash flow, and pay healthy dividends.

o Merger and acquisition activity within the industry continues at a rapid pace. There are potential benefits associated with achieving greater scale in the high fixed cost business. Our confidence in the future success of any merger falls directly upon management.

o One outcome of our industry view and investment approach is we remain concentrated in relatively few companies. Greater focus enables us to better understand the businesses we own.

FUND PERFORMANCE
--------------------------------------------------------------------------------

Growth of a $10,000 Investment in Class A Shares--Income vs. Appreciation* January 18, 1984-June 30, 1998


              [LINE CHARTS APPEARS HERE -- SEE PLOT POINTS BELOW]


               Value of
               Original              Total Value
              Investment            of Investment
              and Income              (income +
             Distributions          appreciation)

1984          $10,000                  $10,000
12/84          10,557                   11,503
1985           11,392                   14,850
1986           12,227                   18,529
1987           12,946                   18,807
1988           13,650                   22,544
1989           14,508                   33,545
1990           15,196                   31,011
1991           15,909                   38,228
1992           16,559                   42,986
1993           17,209                   50,773
1994           17,890                   47,562
1995           18,408                   63,466
1996           18,996                   72,005
1997           19,615                   98,906
6/98           19,754                  126,536


Average Annual Total Return*

                                     Class A            Class B          Class D
  For the periods ended 6/30/98      Shares             Shares          Shares**
  ------------------------------------------------------------------------------
  One Year                            51.1%              49.7%            50.5%
  ..............................................................................
  Five Years                          21.2%                --             20.4%
  ..............................................................................
  Ten Years                           19.4%                --               --
  ..............................................................................
  Since Inception                    1/18/84            1/3/95           4/6/93
                                     -------            ------           ------
  (Annualized)                        19.2%              31.4%            20.1%
  ..............................................................................

   *These figures assume the reinvestment of dividends and capital gains distributions and exclude the impact of any sales charge. If the maximum 4.50% sales charge were reflected, the quoted performance would be lower. Performance figures for the classes differ because each class maintains a distinct expense structure. For further details on expense structures, please refer to the Fund's prospectus. Since investment return and principal value will fluctuate, an investor's shares may be worth more or less than their original cost when redeemed. Past performance is not an indicator of future results. Please review the Additional Performance Information on page 6.

  **The Fund has not sold Class D Shares since November 18, 1994, but existing shareholders may reinvest their dividends.

LETTER TO SHAREHOLDERS
--------------------------------------------------------------------------------

Fellow Shareholders:

     We are pleased to report The Flag Investors Communications Fund produced a 27.9% total return for the first half of fiscal 1998. Among Telecommunications Mutual Funds, your Fund received top rankings from Lipper Analytical Services, Inc. of 1st out of thirteen funds, 1st out of eleven funds, 1st out of seven funds and 2nd out of three funds respectively for the 1-, 3-, 5- and 10-year periods ended June 30, 1998. It continues to be ranked 5 (highest) in the Specialty-Communications Fund category by Morningstar.* We wish to thank our shareholders for approving our proposed investment objective change which is providing us greater flexibility in investing in the more broadly defined communications field.

LONG-TERM CONSISTENCY

     With a new investment objective of maximum total return and a new name it is important to reaffirm our consistent industry perspective and investment approach. Although gradual in nature, we understand that industry change is inevitable. Within the context of an evolving industry, we continue to concentrate on both established and emerging companies with focused management, strong financial characteristics, and solid market positioning. In an industry that is receiving significant investor attention we want to maintain our commitment to a disciplined investment approach and avoid the great investment "stories".

     One of the Fund's holdings that demonstrates our additional flexibility is America Online. Although not a traditional telecommunications carrier itself, low cost, reliable telecommunications enables the company to deliver innovative services to their subscriber community. America Online is a leader in its industry with excellent management and experiencing strong demand for its online services. As the world becomes more telecommunications intensive, we expect businesses like America Online to be catalysts for future growth.

OPPORTUNITY WITH TELEPHONE COMPANIES

     Our broader definition of telecommunications does not diminish the importance of our investment in telephone companies. Over 30% of the fund's assets are invested in companies operating traditional local telephone networks.

--------------
*Morningstar's category rating system of "1" (lowest) to "5" (highest) shows how well a fund has balanced risk and return relative to other funds in its investment category. It is calculated based on a fund's three-year total return and excludes the effect of sales charge. A "5" rating indicates that a fund has an above average return and low risk. The top 10% of funds in an investment category receive a "5" rating. Past performance is not an indicator of future results.

--------------------------------------------------------------------------------

Telephone companies offer good relative value, generate strong cash flows, and pay healthy dividends. We recognize the regulatory and competitive risks associated with local telephone company investments. Offsetting these risks is the long-term potential of capitalizing on the growing demand for both voice and data communications services.

     After two and one half years since the passage of The Telecommunications Act, we are beginning to see signs of a deregulatory shift by the Federal Communications Commission (FCC) towards the local telephone companies. This move could eventually eliminate restrictions on marketing long distance and certain information services and enable telephone companies to offer a full range of services. With regulatory relief, we have confidence in the managements of our telephone company holdings to succeed in a fully competitive marketplace.

     There are existing technologies capable of delivering alternative service to the local telephone network and we expect more to be introduced in the future. Services such as satellite, wireless, and cable offer unique benefits and have potential to serve certain market segments within the industry. However, when viewing the total addressable market, the local telephone network provides a highly effective and economic solution to the increasingly complex needs of the growing business and consumer markets.

CONSOLIDATION

     Merger and acquisition activity within the industry continues at a rapid pace. This consolidation trend includes some of the largest players in local telephone, cable, and long distance. Proposed mergers include SBC Corporation and Ameritech, AT&T and TCI Corp., and WorldCom and MCI. There are potential benefits associated with achieving greater scale in these high fixed cost businesses. However, we must question whether a proposed business combination creates real synergies and improves a company's strategic positioning or merely creates a larger collection of assets with little or no value creation.

     There is never any shortage of opinions, both negative and positive, about any announced merger. Our confidence in the future success of any newly merged business falls directly upon management. We want to determine whether an acquisition complements an existing strategy or masks an inherent weakness in the business. Management's past success in valuing and integrating acquisitions is also very important to us.

--------------------------------------------------------------------------------

LONG-TERM APPROACH AND CONCENTRATION

     We are very enthusiastic about the long-term prospects for the industry. The market for basic products and services and related applications is measured in trillions of dollars and growing. The potential growth created by available, inexpensive and reliable global telecommunications provides opportunity for product and service providers and communications application businesses. In such a favorable environment, there is the temptation to try and take advantage of as many short-term opportunities as possible. We look past the popular products and services that may have limited life cycles, and emphasize the long term. When we invest in companies we expect to own them beyond the length of a product cycle and as long as the entire business fundamentals are attractive and management remains focused.

     One outcome of our industry view and investment approach is we remain concentrated in relatively few companies. We hold 33 stocks and the 10 largest account for 64% of the portfolio. When we decide to add a company to the Fund, we invest in a meaningful way and allow our more successful ideas to grow. Greater focus enables us to better understand the businesses we own. A consequence of less diversification is that we may experience greater volatility. Volatility is short-term in nature and we believe that owning a few, well-managed companies in a large, expanding industry is a better way to create long-term value than through excessive diversification.

CONCLUSION

     We appreciate our fellow shareholders' continued support and hope you share our enthusiasm and long-term perspective.

Sincerely,


/s/ Bruce E. Behrens                /s/ Liam D. Burke
____________________                _________________
Bruce E. Behrens                    Liam D. Burke
Co-Portfolio Manager                Co-Portfolio Manager

July 17, 1998

FLAG INVESTORS COMMUNICATIONS FUND
--------------------------------------------------------------------------------

  Communications Holdings                            Percent of Net Assets
--------------------------------------------------------------------------------
  I. Regional Bell Operating Companies
       (RBOCs):
       Ameritech Corporation                                  5.5%
       Bell Atlantic Corporation                              4.2
       SBC Communications Inc.                               13.7
       U.S. West Communications Group                         3.0
                                                             ----
                                                             26.3

 II. Independent Local Exchange Carriers:
       Alltel                                                 2.5
       Cincinnati Bell Inc.                                   4.5
                                                             ----
                                                              7.0

III. Long Distance Telephone Companies:
       Frontier Corporation                                   3.5
       General Communications, Inc.                           0.3
       MCI Communications Corporation                         1.3
       Pacific Gateway Exchange, Inc.                         0.7
       Sprint Corporation                                     1.6
       WorldCom, Inc.                                         7.5
                                                             ----
                                                             14.8

 IV. Foreign Telephone Companies:
       Clearnet Communications Inc.                           0.6
       Compania Telefonica de Espana ADR                      2.0
       Telefonos de Mexico SA ADR                             1.5
       Teleglobe Inc.                                         1.1
                                                             ----
                                                              5.2

  V. Communication Equipment Providers:
       BlackBox Corporation                                   1.3
       CellStar Corporation                                   0.5
       DSC Communications Corporation                         3.0
       Lucent Technologies Inc.                               4.9
       3Com Corporation                                       0.9
                                                             ----
                                                             10.6

 VI. Specialty Communication Services:
       AirTouch Communications Inc.                           1.7
       America Online, Inc.                                  14.1
       COMSAT Corporation                                     1.3
       First Data Corporation                                 1.7
       Skytel Communications                                  1.0
       NEXTEL Communications Inc.                             0.6
       Novell Inc.                                            2.7
       Orbital Sciences Corporation                           1.8
       Qwest Communications International Inc.                2.0
       Winstar Communications                                 1.1
                                                             ----
                                                             28.0

       Total Communications Industry                         91.9%
                                                             ====

FLAG INVESTORS COMMUNICATIONS FUND
--------------------------------------------------------------------------------

Additional Performance Information

     The shareholder letter included in this report contains statistics designed to help you evaluate the performance of your Fund's management. The Securities and Exchange Commission (SEC) requires that when we report such figures, we also include the Fund's total return, according to a standardized formula, for various time periods through the end of the most recent calendar quarter. The SEC total return figures differ from those we reported because the time periods may be different and because the SEC calculation includes the impact of the currently effective 4.50% maximum sales charge for the Fund's Class A Shares, 4.00% maximum sales contingent deferred sales charge for the Fund's Class B Shares and 1.50% maximum sales charge and 1.00% maximum contingent deferred sales charge for the Fund's Class D Shares.

Average Annual Total Return

  Periods Ended 6/30/98  1 Year        5 Years      10 Years    Since Inception*
  ------------------------------------------------------------------------------
  Class A Shares         44.26%        20.05%        18.88%         18.83%
  ..............................................................................
  Class B Shares         45.74%           --            --          30.91%
  ..............................................................................
  Class D Shares         47.29%        20.01%           --          19.76%
  ..............................................................................
  Institutional Shares      --            --            --           6.15%**
  ..............................................................................
   *Inception dates: Class A 1/18/84, Class B 1/3/95, Class D 4/6/93,
    Institutional 6/4/98.
  **Cumulative; returns for less than one year are not annualized.

     The Fund's total returns correspond to those experienced by individual shareholders only if their shares were purchased on the first day of each time period and the maximum sales charge was paid. Any performance figures shown are for the full period indicated. Since investment return and principal value will fluctuate, investors' shares may be worth more or less than their original cost when redeemed. Past performance is not an indicator of future results.

FLAG INVESTORS COMMUNICATIONS FUND
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS                                            JUNE 30, 1998
(Unaudited)

  Shares                     Security                               Market Value
--------------------------------------------------------------------------------
 COMMUNICATIONS INDUSTRY -- 91.94%

Common Stock -- 91.94%
    270,408      AirTouch Communications Inc. *                     $ 15,801,968
    480,000      Alltel Corp.                                         22,320,000
  1,200,000      America Online, Inc. *                              127,200,000
  1,100,000      Ameritech Corporation                                49,362,500
    833,216      Bell Atlantic Corporation                            38,015,480
    366,428      BlackBox Corporation *                               12,160,829
    345,000      CellStar Corporation *                                4,463,438
  1,429,700      Cincinnati Bell Inc.                                 40,925,163
    500,000      Clearnet Communications Inc.-- Class A *              5,500,000
    417,800      Comsat Corporation                                   11,828,963
    900,000      DSC Communications Corporation *                     27,000,000
    470,300      First Data Corporation                               15,666,869
    993,400      Frontier Corporation                                 31,292,100
    500,000      General Communications-- Class A *                    3,031,250
    530,470      Lucent Technologies Inc.                             44,128,473
    200,000      MCI Communications Corporation                       11,625,000
    200,000      NEXTEL Communications Inc.-- Class A *                4,975,000
  1,895,000      Novell Inc. *                                        24,161,250
    435,347      Orbital Science Corporation *                        16,271,094
    150,000      Pacific Gateway Exchange, Inc. *                      6,009,375
    514,400      Qwest Communications International Inc. *            17,939,700
  3,089,520      SBC Communications Inc.                             123,580,800
    405,000      Skytel Communications, Inc. *                         9,479,531
    200,000      Sprint Corporation                                   14,100,000
    128,000      Telefonica Espana SA ADR                             17,800,000
    285,000      Telefonos de Mexico SA ADR-- Class L                 13,697,813
    368,200      Teleglobe Inc.                                        9,757,300
    573,000      U.S. West Incorporated                               26,931,000
    225,000      Winstar Communications-- Class A *                    9,660,938
  1,401,300      WorldCom, Inc. *                                     67,875,469
    259,000      3Com Corporation *                                    7,948,063
                                                                    ------------
                 Total Common Stock of Communications Industry
                   (Cost $373,625,936)                               830,509,363
                                                                    ------------

FLAG INVESTORS COMMUNICATIONS FUND
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS (CONCLUDED)                                JUNE 30, 1998
(Unaudited)

  Shares/
 Par (000)                   Security                               Market Value
--------------------------------------------------------------------------------
 NON-COMMUNICATIONS INDUSTRY -- 4.86%

Common Stock -- 4.26%
    626,900      Alexander Haagen Properties, Inc.                  $  9,442,681
    620,548      Conseco Inc.                                         29,010,619
                                                                    ------------
                 Total Common Stock of Non-Communications
                   Industry  (Cost $10,960,927)                       38,453,300
                                                                    ------------
Corporate Bond -- 0.60%
     $5,000      HMH Properties, 9.5%, 5/15/05
                   (Cost $4,921,593)                                   5,412,500
                                                                    ------------
                 Total Non-Communications Industry
                   (Cost $15,882,520)                                 43,865,800
                                                                    ------------
 REPURCHASE AGREEMENT -- 2.90%
     26,206      Goldman Sachs & Co., 5.40%
                   Dated 6/30/98, to be repurchased at $26,209,931
                   on 7/1/98, collateralized by U.S. Treasury Notes
                   with a market value of $26,730,137.
                   (Cost $26,206,000)                                 26,206,000
                                                                    ------------
Total Investments in Securities -- 99.70%
  (Cost $415,714,456)**                                              900,581,163

Other Assets in Excess of Liabilities-- 0.30%                          2,756,310
                                                                    ------------

Net Assets-- 100.0%                                                 $903,337,473
                                                                    ============

FLAG INVESTORS COMMUNICATIONS FUND
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

Net Asset Value Per:
   Class A Share
    ($795,302,503 / 32,212,798 shares outstanding)                  $24.69(1)
                                                                    ======
   Class B Share
    ($70,518,745 / 2,887,572 shares outstanding)                    $24.42(2)
                                                                    ======
    Class D Share
    ($37,356,988 / 1,515,751 shares outstanding)                    $24.65(3)
                                                                    ======
   Institutional Share
    ($159,237 / 6,449 shares outstanding)                           $24.69(1)
                                                                    ======

Maximum Offering Price Per:
  Class A Share
    ($24.69 / 0.955)                                                $25.85
                                                                    ======
  Class B Share                                                     $24.42
                                                                    ======
  Class D Share
    ($24.65 / 0.985)                                                $25.03
                                                                    ======
  Institutional Share                                               $24.69
                                                                    ======


----------
  *Non-income producing security.

 **Aggregate cost for federal tax purposes was $358,380,658.
(1)Redemption value is $24.69.
(2)Redemption value is $23.44 following a 4.00% maximum contingent deferred sales charge.
(3)Redemption value is $24.40 following a 1.00% maximum contingent deferred sales charge.

                       See Notes to Financial Statements.

FLAG INVESTORS COMMUNICATIONS FUND
--------------------------------------------------------------------------------

STATEMENT OF OPERATIONS
                                                                     For the Six
                                                                    Months Ended
                                                                      June 30,
--------------------------------------------------------------------------------
                                                                      1998(1)

Investment Income:
   Dividends                                                       $  5,972,321
   Interest                                                           1,130,626
     Less: Foreign taxes withheld                                        (2,931)
                                                                   ------------
            Total income                                              7,100,016
                                                                   ------------
Expenses:
   Investment advisory fee                                            2,683,392
   Distribution fee                                                   1,252,949
   Transfer agent fee                                                   252,910
   Accounting fee                                                        64,771
   Custodian fee                                                         26,152
   Printing and postage                                                  83,764
   Directors' fees                                                       13,034
   Miscellaneous                                                        127,956
                                                                   ------------
            Total expenses                                            4,504,928
                                                                   ------------
   Net investment income                                              2,595,088
                                                                   ------------
Realized and unrealized gain on investments:
   Net realized gain from security transactions                      32,376,737
   Change in unrealized appreciation/depreciation of investments    158,566,831
                                                                   ------------
   Net gain on investments                                          190,943,568
                                                                   ------------
Net increase in net assets resulting from operations               $193,538,656
                                                                   ============
---------
(1) Unaudited.

                       See Notes to Financial Statements.

FLAG INVESTORS COMMUNICATIONS FUND
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS

                                                        For the Six     For the
                                                        Months Ended  Year Ended
                                                          June 30,     Dec. 31,
--------------------------------------------------------------------------------
                                                          1998(1)        1997

Increase/(Decrease) in Net Assets:
Operations:
   Net investment income                              $  2,595,088 $  6,150,046
   Net realized gain from security
     transactions                                       32,376,737   53,763,750
   Change in unrealized appreciation/
     depreciation of investments                       158,566,831  132,712,907
                                                      ------------ ------------
   Net increase in net assets resulting
     from operations                                   193,538,656  192,626,703
                                                      ------------ ------------

Distributions to Shareholders from:
   Net investment income:
     Class A Shares                                     (2,924,485) (12,292,592)
     Class B Shares                                       (111,276)    (438,661)
     Class D Shares                                       (107,192)    (560,042)
     Institutional Class                                        --           --
   Net realized mid-term and long-term gains:
     Class A Shares                                             --  (45,697,778)
     Class B Shares                                             --   (2,233,281)
     Class D Shares                                             --   (2,314,208)
     Institutional Class                                        --           --
                                                      ------------ ------------
   Total distributions                                  (3,142,953) (63,536,562)
                                                      ------------ ------------

Capital Share Transactions
   Proceeds from sale of shares                         77,171,010   32,057,019
   Value of shares issued in reinvestment
     of dividends                                        2,329,601   52,863,614
   Cost of shares repurchased                          (52,829,280) (78,344,677)
                                                      ------------ ------------
   Increase in net assets derived from
     capital share transactions                         26,671,331    6,575,956
                                                      ------------ ------------
   Total increase in net assets                        217,067,034  135,666,097

Net Assets:
   Beginning of period                                 686,270,439  550,604,342
                                                      ------------ ------------
   End of period, (including (distributions in excess
     of income) undistributed net investment
     income of (547,865) and -0- respectively)        $903,337,473 $686,270,439
                                                      ============ ============

---------
(1) Unaudited.

                       See Notes to Financial Statements.

FLAG INVESTORS COMMUNICATIONS FUND
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS -- CLASS A SHARES
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                     For the Six
                                                                    Months Ended
                                                                      June 30,
--------------------------------------------------------------------------------
                                                                      1998(1)

Per Share Operating Performance:
   Net asset value at beginning of period                           $  19.37
                                                                    --------
Income from Investment Operations:
   Net investment income                                                0.08
   Net realized and unrealized gain/(loss) on investments               5.33
                                                                    --------
   Total from Investment Operations                                     5.41
                                                                    --------
Less Distributions:
   Distributions from net investment income
     and net realized short-term gains                                 (0.09)
   Distributions from net realized mid-term and long-term gains           --
                                                                    --------
   Total distributions                                                 (0.09)
                                                                    --------
   Net asset value at end of period                                 $  24.69
                                                                    ========

Total Return(2)                                                        27.94%
Ratios to Average Daily Net Assets:
   Expenses                                                             1.06%(5)
   Net investment income                                                0.71%(5)
Supplemental Data:
   Net assets at end of period (000)                                $795,303
   Portfolio turnover rate                                                10%


-----------
(1) Unaudited.
(2) Total return excludes the effect of sales charge.
(3) Without the waiver of advisory fees (Note 2), the ratio of expenses to average daily net assets would have been 0.99%, 0.99% and 0.98% for the years ended December 31, 1995, 1994 and 1993, respectively.
(4) Without the waiver of advisory fees (Note 2), the ratio of net investment income to average daily net assets would have been 2.79%, 3.07% and 3.06% for the years ended December 31, 1995, 1994 and 1993, respectively.
(5) Annualized.


12


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FLAG INVESTORS COMMUNICATIONS FUND
--------------------------------------------------------------------------------

                                                                                   For the Year Ended December 31,
                                                                 ---------------------------------------------------------------
                                                                    1997         1996          1995          1994          1993
Per Share Operating Performance:
   Net asset value at beginning of period                        $  15.59     $  14.87      $  12.30      $  13.70      $  12.20
                                                                 --------     --------      --------      --------      --------
Income from Investment Operations:
   Net investment income                                             0.27         0.27          0.40          0.41          0.42
   Net realized and unrealized gain/(loss) on investments            5.41         1.67          3.58         (1.27)         1.78
                                                                 --------     --------      --------      --------      --------
   Total from Investment Operations                                  5.68         1.94          3.98         (0.86)         2.20
                                                                 --------     --------      --------      --------      --------
Less Distributions:
   Distributions from net investment income
     and net realized short-term gains                              (0.40)       (0.38)        (0.41)        (0.44)        (0.42)
   Distributions from net realized mid-term and long-term gains     (1.50)       (0.84)        (1.00)        (0.10)        (0.28)
                                                                 --------     --------      --------      --------      --------
   Total distributions                                              (1.90)       (1.22)        (1.41)        (0.54)        (0.70)
                                                                 --------     --------      --------      --------      --------
   Net asset value at end of period                              $  19.37     $  15.59      $  14.87      $  12.30      $  13.70
                                                                 ========     ========      ========      ========      ========

Total Return(2)                                                     37.36%       13.46%        33.44%        (6.32)%       18.12%
Ratios to Average Daily Net Assets:
   Expenses                                                          1.11%        1.14%         0.93%(3)      0.92%(3)      0.92%(3)
   Net investment income                                             1.07%        1.74%         2.85%(4)      3.14%(4)      3.12%(4)
Supplemental Data:
   Net assets at end of period (000)                             $622,865     $505,371      $492,454      $435,805      $469,163
   Portfolio turnover rate                                             26%          20%           24%           23%           14%


                       See Notes to Financial Statements.

FLAG INVESTORS COMMUNICATIONS FUND
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS -- CLASS B SHARES
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                   For the Six
                                                                  Months Ended
                                                                    June 30,
--------------------------------------------------------------------------------
                                                                    1998(1)
Per Share Operating Performance:
   Net asset value at beginning of period                         $ 19.22
                                                                  -------
Income from Investment Operations:
   Net investment income                                               --
   Net realized and unrealized gain on investments                   5.25
                                                                  -------
   Total from Investment Operations                                  5.25
                                                                  -------
Less Distributions:
   Distributions from net investment income
     and net realized short-term gains                              (0.05)
   Distributions from net realized long-term gains                     --
                                                                  -------
   Total distributions                                              (0.05)
                                                                  -------
   Net asset value at end of period                               $ 24.42
                                                                  =======

Total Return(3)                                                     27.32%
Ratios to Average Daily Net Assets:
   Expenses                                                          1.81%(6)
   Net investment income                                            (0.09)%(6)
Supplemental Data:
   Net assets at end of period (000)                              $70,519
   Portfolio turnover rate                                             10%


--------------
(1) Unaudited.
(2) Commencement of operations.
(3) Total return excludes the effect of sales charge.
(4) Without the waiver of advisory fees (Note 2), the ratio of expenses to average daily net assets would have been 1.74% (annualized) for the period ended December 31, 1995.
(5) Without the waiver of advisory fees (Note 2), the ratio of net investment income to average daily net assets would have been 2.09% (annualized) for the period ended December 31, 1995.
(6) Annualized.

FLAG INVESTORS COMMUNICATIONS FUND
--------------------------------------------------------------------------------

                                                                                            For the Period
                                                                For the Year              January 3, 1995(2)
                                                             Ended December 31,          through December 31,
                                                        -----------------------------------------------------
                                                          1997               1996                  1995
Per Share Operating Performance:
   Net asset value at beginning of period               $ 15.51             $ 14.83                $12.28
                                                        -------             -------                ------
Income from Investment Operations:
   Net investment income                                   0.18                0.19                  0.30
   Net realized and unrealized gain on investments         5.34                1.63                  3.56
                                                        -------             -------                ------
   Total from Investment Operations                        5.52                1.82                  3.86
                                                        -------             -------                ------
Less Distributions:
   Distributions from net investment income
     and net realized short-term gains                    (0.31)              (0.30)                (0.31)
   Distributions from net realized long-term gains        (1.50)              (0.84)                (1.00)
                                                        -------             -------                ------
   Total distributions                                    (1.81)              (1.14)                (1.31)
                                                        -------             -------                ------
   Net asset value at end of period                     $ 19.22             $ 15.51                $14.83
                                                        =======             =======                ======

Total Return(3)                                           36.36%              12.60%                32.42%
Ratios to Average Daily Net Assets:
   Expenses                                                1.86%               1.92%                 1.70%(4,6)
   Net investment income                                   0.29%               0.95%                 2.13%(5,6)
Supplemental Data:
   Net assets at end of period (000)                    $32,474             $17,661                $7,504
   Portfolio turnover rate                                   26%                 20%                   24%


                       See Notes to Financial Statements.

FLAG INVESTORS COMMUNICATIONS FUND
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS -- CLASS D SHARES
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                     For the Six
                                                                    Months Ended
                                                                      June 30,
--------------------------------------------------------------------------------
                                                                      1998(1)

Per Share Operating Performance:
   Net asset value at beginning of period                            $ 19.36
                                                                     -------
Income from Investment Operations:
   Net investment income                                                0.04
   Net realized and unrealized gain/(loss) on investments               5.32
                                                                     -------
   Total from Investment Operations                                     5.36
                                                                     -------
Less Distributions:
   Distributions from net investment income
     and net realized short-term gains                                 (0.07)
   Distributions in excess of net investment income                       --
   Distributions from net realized long-term gains                        --
                                                                     -------
   Total distributions                                                 (0.07)
                                                                     -------
   Net asset value at end of period                                  $ 24.65
                                                                     =======

Total Return(3)                                                        27.69%
Ratios to Average Daily Net Assets:
   Expenses                                                             1.41%(6)
   Net investment income                                                0.36%(6)
Supplemental Data:
   Net assets at end of period (000)                                 $37,357
   Portfolio turnover rate                                                10%


--------
(1) Unaudited.
(2) Commencement of operations.
(3) Total return excludes the effect of sales charge.
(4) Without the waiver of advisory fees (Note 2), the ratio of expenses to average daily net assets would have been 1.34%, 1.34% and 1.31% for the years ended December 31, 1995, 1994 and the period ended December 31, 1993, respectively.
(5) Without the waiver of advisory fees (Note 2), the ratio of net investment income to average daily net assets would have been 2.44%, 2.74% and 1.98% for the years ended December 31, 1995, 1994 and the period ended December 31, 1993, respectively.
(6) Annualized.

FLAG INVESTORS COMMUNICATIONS FUND
--------------------------------------------------------------------------------

                                                                                                                  For the Period
                                                                                                                 April 6, 1993(2)
                                                                                                                      through
                                                                       For the Year Ended December 31,              December 31,
---------------------------------------------------------------------------------------------------------------------------------
                                                              1997          1996          1995            1994          1993
Per Share Operating Performance:
   Net asset value at beginning of period                   $ 15.59       $ 14.87        $ 12.30         $ 13.67       $ 13.21
                                                            -------       -------        -------         -------       -------
Income from Investment Operations:
   Net investment income                                       0.23          0.22           0.34            0.37          0.25
   Net realized and unrealized gain/(loss) on investments      5.40          1.67           3.58           (1.20)         0.80
                                                            -------       -------        -------         -------       -------
   Total from Investment Operations                            5.63          1.89           3.92           (0.83)         1.05
                                                            -------       -------        -------         -------       -------
Less Distributions:
   Distributions from net investment income
     and net realized short-term gains                        (0.36)        (0.33)         (0.35)          (0.42)        (0.31)
   Distributions in excess of net investment income              --            --             --           (0.02)           --
   Distributions from net realized long-term gains            (1.50)        (0.84)         (1.00)          (0.10)        (0.28)
                                                            -------       -------        -------         -------       -------
   Total distributions                                        (1.86)        (1.17)         (1.35)          (0.54)        (0.59)
                                                            -------       -------        -------         -------       -------
   Net asset value at end of period                         $ 19.36       $ 15.59        $ 14.87         $ 12.30       $ 13.67
                                                            =======       =======        =======         =======       =======

Total Return(3)                                               36.94%        13.00%         32.91%          (6.13)%        8.01%
Ratios to Average Daily Net Assets:
   Expenses                                                    1.46%         1.49%          1.28%(4)        1.27%(4)      1.27%(4,6)
   Net investment income                                       0.73%         1.40%          2.50%(5)        2.81%(5)      2.73%(5,6)
Supplemental Data:
   Net assets at end of period (000)                        $30,931       $27,573        $31,317         $31,696       $23,481
   Portfolio turnover rate                                       26%           20%            24%             23%           14%



                       See Notes to Financial Statements.

FLAG INVESTORS COMMUNICATIONS FUND
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS -- INSTITUTIONAL CLASS SHARES
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                 For the Period
                                                                 May 1, 1998(2)
                                                                through June 30,
--------------------------------------------------------------------------------
                                                                     1998(1)

Per Share Operating Performance:
   Net asset value at beginning of period                             $23.26
                                                                      ------
Income from Investment Operations:
   Net investment income                                                0.01
   Net realized and unrealized gain on investments                      1.42
                                                                      ------
   Total from Investment Operations                                     1.43
                                                                      ------
Less Distributions:
   Distributions from net investment income and net realized
     short-term gains                                                     --
   Distributions from net realized long-term gains                        --
                                                                      ------
   Total distributions                                                  0.00
                                                                      ------
   Net asset value at end of period                                   $24.69
                                                                      ======

Total Return(3)                                                         6.15%
Ratios to Average Net Assets:
   Expenses                                                             0.81%(4)
   Net investment income                                                0.99%(4)
Supplemental Data:
   Net assets at end of period (000)                                  $  158
   Portfolio turnover rate                                                10%


---------
(1) Unaudited.
(2) Commencement of operations.
(3) Total return excludes the effect of sales charge.
(4) Annualized.

FLAG INVESTORS COMMUNICATIONS FUND
--------------------------------------------------------------------------------

Notes to Financial Statements

NOTE 1--Significant Accounting Policies

     Flag Investors Communications Fund, Inc. (the "Fund"), previously named Flag Investors Telephone Income Fund, which is organized as a Maryland Corporation and commenced operations January 18, 1984, is registered under the Investment Company Act of 1940 as a non-diversified, open-end investment management company. On January 18, 1984 (the exchange date), investors received five Fund shares for each American Telephone & Telegraph Company (AT&T) share, with rights to the divested Bell regional operating companies attached, in a tax-free exchange. The Fund's objective is to maximize total return.

     The Fund consists of four share classes: Class A Shares, which commenced January 18, 1984; Class D Shares, which commenced April 6, 1993; Class B Shares, which commenced January 3, 1995; and Institutional Shares, which commenced May 1, 1998. The Fund has not sold Class D Shares since November 18, 1994, but existing shareholders may reinvest their dividends.

     The Class A, Class B and Class D Shares are subject to different sales charges. The Class A Shares have a front-end sales charge, the Class B Shares have a contingent deferred sales charge and the Class D Shares have both a front-end sales charge and a contingent deferred sales charge. The Institutional Shares are not subject to sales charges. In addition, each class has a different distribution fee.

     When preparing the Fund's financial statements, management makes estimates and assumptions to comply with generally accepted accounting principles. These estimates affect 1) the assets and liabilities that we report at the date of the financial statements; 2) the contingent assets and liabilities that we disclose at the date of the financial statements; and 3) the revenues and expenses that we report for the period. Our estimates could be different from the actual results. The Fund's significant accounting policies are:

     A. Security Valuation--The Fund values a portfolio security that is primarily traded on a national exchange by using the last price reported for the day. If there are no sales or the security is not traded on a listed exchange, the Fund values the security at the average of the last bid and asked prices in the over-the-counter market. When a market quotation is unavailable, the Investment Advisor determines a fair value using procedures that the Board of Directors establishes and monitors.

FLAG INVESTORS COMMUNICATIONS FUND
--------------------------------------------------------------------------------

Notes to Financial Statements (continued)

NOTE 1--continued

        As of June 30, 1998, there were no Board valued securities. The Fund values short-term obligations with maturities of 60 days or less at amortized cost.

     B. Repurchase Agreements--The Fund may enter into tri-party repurchase agreements with broker-dealers and domestic banks. A repurchase agreement is a short-term investment in which the Fund buys a debt security that the broker agrees to repurchase at a set time and price. The third party, which is the broker's custodial bank, holds the collateral in a separate account until the repurchase agreement matures. The agreement ensures that the collateral's market value, including any accrued interest, is sufficient if the broker defaults. The Fund's access to the collateral may be delayed or limited if the broker defaults and the value of the collateral declines or if the broker enters into an insolvency proceeding.

     C. Federal Income Tax--The Fund determines its distributions according to income tax regulations, which may be different from generally accepted accounting principles. As a result, the Fund occasionally makes reclassifications within its capital accounts to reflect income and gains that are available for distribution under income tax regulations.

        The Fund is organized as a regulated investment company. As long as it maintains this status and distributes to its shareholders substantially all of its taxable net investment income and net realized capital gains, it will be exempt from most, if not all, federal income and excise taxes. As a result, the Fund has made no provisions for federal income taxes.

     D. Securities Transactions, Investment Income, Distributions and Other--The Fund uses the trade date to account for security transactions and the specific identification method for financial reporting and income tax purposes to determine the cost of investments sold or redeemed. For financial reporting purposes, the cost includes the value of the securities received in the exchange. For income tax purposes, the tax cost is based on the AT&T shares in the hands of the exchanging AT&T shareholders on the exchange date. Interest income is recorded on an accrual basis and includes the pro rata amortization of premiums and accretion of discounts when appropriate. Income and common expenses are allocated to each class based on its respective average net assets. Class specific expenses are

FLAG INVESTORS COMMUNICATIONS FUND
--------------------------------------------------------------------------------

NOTE 1--concluded

        charged directly to each class. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

NOTE 2--Investment Advisory Fees, Transactions with Affiliates and Other Fees

     Investment Company Capital Corp. ("ICC"), an indirect subsidiary of Bankers Trust Corporation, is the Fund's investment advisor and Alex. Brown Investment Management ("ABIM") is the Fund's subadvisor. As compensation for its advisory services, the Fund pays ICC an annual fee based on the Fund's average daily net assets. This fee is calculated daily and paid monthly at the following annual rates: 0.85% of the first $100 million, 0.75% of the next $100 million, 0.70% of the next $100 million, 0.65% of the next $200 million, 0.58% of the next $500 million, 0.53% of the next $500 million and 0.50% of the amount over $1.5 billion.

     As compensation for its subadvisory services, ICC pays ABIM a fee from its advisory fee based on the Fund's average daily net assets. This fee is calculated daily and paid monthly at the following annual rates: 0.60% of the first $100 million, 0.55% of the next $100 million, 0.50% of the next $100 million, 0.45% of the next $200 million, 0.40% of the next $500 million, 0.37% of the next $500 million and 0.35% of the amount over $1.5 billion. At June 30, 1998 accrued advisory fees amounted to $470,452.

     Certain officers and directors of the Fund are also officers or directors of the Fund's investment advisor.

     As compensation for its accounting services, the Fund pays ICC an annual fee that is calculated daily and paid monthly from the Fund's average daily net assets. At June 30, 1998 the amount owed for accounting services was $10,957.

     As compensation for its transfer agent services, the Fund pays ICC a per account fee that is calculated and paid monthly. At June 30, 1998, the amount owed for transfer agent services was $38,075.

     Effective September 22, 1997, Bankers Trust Corporation became the Fund's custodian. The amount owed for custody services was $14,370 at June 30, 1998.

     As compensation for providing distribution services, the Fund pays ICC Distributors ("ICC Distributors"), which is not related to ICC, an annual fee

FLAG INVESTORS COMMUNICATIONS FUND
--------------------------------------------------------------------------------

Notes to Financial Statements (continued)

NOTE 2--CONCLUDED

that is calculated daily and paid monthly. This fee is paid at an annual rate equal to 0.25% of the Class A Shares' average daily net assets, 1.00% (including a 0.25% shareholder servicing fee) of the Class B Shares' average daily net assets and 0.60% of the Class D Shares' average daily net assets. There are no distribution fees on the Institutional Shares. At June 30, 1998 accrued distribution fees owed by the Fund amounted to $228,068. For the six-month period ended June 30, 1998, distribution fees aggregated $1,252,949, of which $901,896 was attributable to the Class A Shares, $247,094 was attributable to the Class B Shares and $103,959 was attributable to the Class D Shares.

     The Fund's complex offers a retirement plan for eligible Directors. The actuarially computed pension expense allocated to the Fund for the period ended June 30, 1998 was $63,024, and the accrued liability was $82,363.

NOTE 3--Capital Share Transactions

     The Fund is authorized to issue up to 85 million shares of $.001 par value capital stock (60 million Class A Shares, 5 million Class B Shares, 3 million Class D Shares, 15 million Institutional Shares, and 2 million undesignated). Transactions in shares of the Fund were as follows:

                                                     Class A Shares
                                             ------------------------------
                                                For the Six     For the
                                               Months Ended   Year Ended
                                             June 30, 1998(1) Dec. 31, 1997
                                             ---------------- -------------
Shares sold                                      2,139,222      1,332,424
Shares issued to shareholders on
   reinvestment of dividends                        87,624      2,595,376
Shares redeemed                                 (2,163,193)    (4,200,351)
                                              ------------   ------------
Net increase/(decrease) in shares outstanding       63,653       (272,551)
                                              ============   ============

Proceeds from sale of shares                  $ 47,908,856   $ 23,153,177
Value of reinvested dividends                    2,132,768     47,729,473
Cost of shares redeemed                        (48,876,029)   (71,340,867)
                                              ------------   ------------
Net increase/(decrease) from
   capital share transactions                 $  1,165,595   $   (458,217)
                                              ============   ============

----------
(1) Unaudited

FLAG INVESTORS COMMUNICATIONS FUND
--------------------------------------------------------------------------------

NOTE 3--continued

                                                     Class B Shares
                                             ------------------------------
                                                For the Six     For the
                                               Months Ended   Year Ended
                                             June 30, 1998(1) Dec. 31, 1997
                                             ---------------- -------------
Shares sold                                      1,281,842        506,254
Shares issued to shareholders on
   reinvestment of dividends                         4,205        138,015
Shares redeemed                                    (88,040)       (93,315)
                                               -----------    -----------
Net increase in shares outstanding               1,198,007        550,955
                                               ===========    ===========

Proceeds from sale of shares                   $29,112,154    $ 8,903,842
Value of reinvested dividends                      101,512      2,533,345
Cost of shares redeemed                         (2,017,652)    (1,625,592)
                                               -----------    -----------
Net increase from capital share
   transactions                                $27,196,014    $ 9,811,595
                                               ===========    ===========

                                                     Class D Shares
                                             ------------------------------
                                                For the Six     For the
                                               Months Ended   Year Ended
                                             June 30, 1998(1) Dec. 31, 1997
                                             ---------------- -------------

Shares sold                                             --             --
Shares issued to shareholders on
   reinvestment of dividends                         3,919        141,577
Shares redeemed                                    (86,015)      (312,350)
                                               -----------    -----------
Net decrease in shares outstanding                 (82,096)      (170,773)
                                               ===========    ===========

Proceeds from sale of shares                   $        --    $        --
Value of reinvested dividends                       95,321      2,600,796
Cost of shares redeemed                         (1,935,599)    (5,378,218)
                                               -----------    -----------
Net decrease from capital share transactions   $(1,840,278)   $(2,777,422)
                                               ===========    ===========

--------
(1) Unaudited

FLAG INVESTORS COMMUNICATIONS FUND
--------------------------------------------------------------------------------

Notes to Financial Statements (concluded)

NOTE 3--concluded

                                                          Institutional
                                                             Shares
                                                       -------------------
                                                         For the period
                                                       May 1, 1998 through
                                                        June 30, 1998(1)
                                                       -------------------
Shares sold                                                      6,449
Shares issued to shareholders on
   reinvestment of dividends                                        --
Shares redeemed                                                     --
                                                              --------
Net increase in shares outstanding                               6,449
                                                              ========

Proceeds from sale of shares                                  $150,000
Value of reinvested dividends                                       --
Cost of shares redeemed                                             --
Net increase from capital share transactions                  $150,000
                                                              ========

NOTE 4--Investment Transactions

     Excluding short-term and U.S. government obligations, purchases of investment securities aggregated $85,721,991 and sales of investment securities aggregated $80,982,004 for the period ended June 30, 1998.

     On June 30, 1998, aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $484,866,708 of which $487,274,298 related to appreciated securities and $2,407,590 related to depreciated securities.

NOTE 5--Net Assets

     On June 30, 1998, net assets consisted of:

Paid-in capital:
   Class A Shares                                           $303,510,457
   Class B Shares                                             53,624,663
   Class D Shares                                             19,042,097
   Institutional Shares                                          150,000
Accumulated net realized gain from security transactions      42,691,413
Unrealized appreciation of investments                       484,866,708
Undistributed net investment income                             (547,865)
                                                            ------------
                                                            $903,337,473
                                                            ============

---------
(1) Unaudited

FLAG INVESTORS COMMUNICATIONS FUND
--------------------------------------------------------------------------------


NOTE 6--Shareholder Meeting

     At a Special Meeting of Shareholders held on April 3, 1998, shareholders of the Fund approved a change in the Fund's investment objective from "current income and long-term growth of capital without undue risk" to "to maximize total return." Votes were cast as follows: 17,779,891 shares for; 1,241,062 shares against; 652,114 shares abstained.

     At the same meeting, shareholders voted to approve the replacement of the Fund's fundamental investment policy on industry concentration that required it to invest at least 65% of the value of its total assets in securities of issuers in the telephone industry with a fundamental policy requiring it to invest at least 65% of its total assets in securities of issuers in the communications field. Votes were cast as follows: 18,282,215 shares for; 724,278 shares against; 666,574 shares abstained.

     The above changes were effective on May 1, 1998, at which time the Board changed the Fund's name to Flag Investors Communications Fund, Inc., deleted the Fund's non-fundamental investment policy requiring that at least 65% of the Fund's total assets to be invested in income-producing securities (including debt obligations) of issuers in the telephone or other industries, and amended the Fund's dividend policy to provide that the Fund will continue to pay all net investment income in quarterly dividends, but that the Fund will not attempt to maintain a consistent stream of dividend income or pay a dividend that constitutes a return of capital.

FLAG INVESTORS COMMUNICATIONS FUND
--------------------------------------------------------------------------------

Directors and Officers

                                TRUMAN T. SEMANS
                                    Chairman

            JAMES J. CUNNANE                        CARL W. VOGT, ESQ.
                Director                                Director

             RICHARD T. HALE                           HARRY WOOLF
                Director                                President

             JOHN F. KROEGER                          AMY M. OLMERT
                Director                                Secretary

              LOUIS E. LEVY                         JOSEPH A. FINELLI
                Director                                Treasurer

           EUGENE J. MCDONALD                        SCOTT J. LIOTTA
                Director                           Assistant Secretary

            REBECCA W. RIMEL
                Director


Investment Objective

This mutual fund (the "Fund") is designed to maximize total return. The Fund will seek to achieve this objective through a combination of long-term growth of capital and, to a lesser extent, current income. In seeking to achieve this objective, the Fund invests primarily in common stock, securities convertible thereto and debt obligations of companies in the communications field.

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



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

 ---------------------------------------------------
    This report is prepared for the general
 information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus.

    For more complete information regarding
 any of the Flag Investors Funds, including
 charges and expenses, obtain a prospectus from
 your investment representative or directly from
 the Fund at 1-800-767-FLAG. Read it carefully
 before you invest.
 ---------------------------------------------------

                             [FLAG INVESTORS LOGO]

                                     Growth
                      Flag Investors Emerging Growth Fund
                      Flag Investors Equity Partners Fund
                       Flag Investors International Fund

                                   Specialty
                   Flag Investors Real Estate Securities Fund
                       Flag Investors Communications Fund

                                    Balanced
                       Flag Investors Value Builder Fund

                                     Income
                 Flag Investors Short-Intermediate Income Fund
             Flag Investors Total Return U.S. Treasury Fund Shares

                                Tax-Free Income
                  Flag Investors Managed Municipal Fund Shares
           Flag Investors Maryland Intermediate Tax-Free Income Fund

                                 Current Income
                    Flag Investors Cash Reserve Prime Shares







                                  P.O. Box 515
                           Baltimore, Maryland 21203
                                  800-767-FLAG

                                Distributed by:
                             ICC DISTRIBUTORS, INC.


                                                             5-A411/412/426/453